OFI Global Asset Management, Inc.

225 Liberty Street, 11th Floor

New York, NY 10281-1008

July 31, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer International Bond Fund (the “Registrant”)

Reg. No. 33-58383; File No. 811-07255

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on July 24, 2015.

Sincerely,

/s/ Carolyn Liu-Hartman
Carolyn Liu-Hartman

Vice President & Assistant Counsel

cc: K&L Gates LLP

Gloria LaFond

Edward Gizzi, Esq.